S-K 1602, SPAC Registered Offerings	May 04, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
De-SPAC Consummation Timeframe, How Extended [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we are unable to complete our initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve, or we do not otherwise seek shareholder approval to amend our amended and restated memorandum and articles of association to further extend the time to complete our business combination, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of taxes paid or payable (excluding any U.S. federal excise tax on stock repurchases under the Inflation Reduction Act of 2022, or similar tax, that is imposed on us, if any) and up to $100,000 for liquidation expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein.
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share, as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, which we refer to as Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement warrants, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full. Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. See the section titled “Dilution” for more information.

As of December 31, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 6,250,000 or 7,187,500 public shares redeemed)		50% of Maximum Redemption (assumes 12,500,000 or 14,375,000 public shares redeemed)		75% of Maximum Redemption (assumes 18,750,000 or 21,562,500 public shares redeemed)		Maximum Redemption (assumes 25,000,000 or 28,750,000 public shares redeemed)
Adjusted NTBVS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.23	$6.69	$3.31	$5.81	$4.19	$4.19	$5.81	$0.14	$9.86
Assuming No Exercise of Over-Allotment Option
$7.23	$6.69	$3.31	$5.81	$4.19	$4.19	$5.81	$0.13	$9.87

De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number or length of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering.
De-SPAC Consummation Timeframe, Duration	36 months
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against, our initial business combination, all or a portion of their public shares in connection with the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (net of taxes paid or payable), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may hold in connection with the completion of our initial business combination for no additional consideration.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all public shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all public shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Keystone International Acquisition Management LLC	8,333,333 Class B Ordinary Shares(1) (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$25,000 (approximately $0.003 per share)
Keystone International Acquisition Management LLC	4,500,000 private placement warrants to be purchased simultaneously with the closing of this offering	$4,500,000 ($1.00 per private placement warrant)
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Keystone International Acquisition Management LLC	up to $20,000 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space and administrative services provided to members of our management team
Keystone International Acquisition Management LLC	Repayment in cash	Up to $300,000 of loans made to us to cover offering related and organizational expenses
Independent director nominees	100,000 aggregate Class B Ordinary Shares for our independent director nominees	$300 (approximately $0.003 per share)
Keystone International Acquisition Management LLC, officers, directors, or their respective affiliates	Repayment in cash or in private placement warrants at a conversion price of $1.00 per warrant

Working capital loans to finance transaction costs in connection with an initial business combination. Up to $1,500,000 of such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.00 per warrant

Keystone International Acquisition Management LLC, officers, directors, or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination
Keystone International Acquisition Management LLC, officers, directors, or their respective affiliates	Payment of consulting, success or finder’s fees in connection with completing an initial business combination

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

(1)      Assumes surrender of 1,250,000 founder shares. Up to 1,250,000 founder shares will be surrendered to us for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised.

(2)      As described below under “The Offering — Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal price of $25,000, or $0.003 per founder share, at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Further, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 25% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the Class A ordinary shares underlying the warrants) for no additional consideration. Such adjustment may result in material dilution to our public shareholders. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “The Offering — Payments to insiders” and “The Offering — Additional financing.” For more information on the dilutive effect of the founder shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares, see the section titled “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline”, and “— Risks Relating to our Securities — Our initial shareholders paid an aggregate of $25,000, or approximately $0.003 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares.”

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share and Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement warrants, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full, constitutes the dilution to investors in this offering. Adjusted NTBVPS is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, by the number of Class A ordinary shares issued and outstanding.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
As of December 31, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 6,250,000 or 7,187,500 public shares redeemed)		50% of Maximum Redemption (assumes 12,500, or 14,375,000 public shares redeemed)		75% of Maximum Redemption (assumes 18,750,000 or 21,562,500 public shares redeemed)		Maximum Redemption (assumes 25,000,000 or 28,750,000 public shares redeemed)
Adjusted NTBVS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over Allotment Option
$7.23	$6.69	$3.31	$5.81	$4.19	$4.19	$5.81	$0.14	$9.86
Assuming No Exercise of Over Allotment Option
$7.23	$6.69	$3.31	$5.81	$4.19	$4.19	$5.81	$0.13	$9.87

For each of the redemption scenarios above, the NTBVPS was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	—	—	—	—	—	—	—	—	—	—
Increase attributable to public shareholders	7.23	7.23	6.69	6.69	5.81	5.81	4.19	4.19	0.13	0.14
Pro forma net tangible value after this offering	7.23	7.23	6.69	6.69	5.81	5.81	4.19	4.19	0.13	0.14
Dilution to public shareholders	$2.77	$2.77	$3.31	$3.31	$4.19	$4.19	$5.81	$5.81	$9.87	$9.86
% Dilution to public shareholders	27.70%	27.70%	33.10%	33.10%	41.90%	41.90%	58.10%	58.10%	98.70%	98.60%
Numerator:
Net tangible book deficit before this offering	$(12,835)	$(12,835)	$(12,835)	$(12,835)	$(12,835)	$(12,835)	$(12,835)	$(12,835)	$(12,835)	$(12,835)
Net proceeds from this offering and the sale of the private placement warrants(1)	251,300,000	288,800,000	251,300,000	288,800,000	251,300,000	288,800,000	251,300,000	288,800,000	251,300,000	288,800,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	11,229	11,229	11,229	11,229	11,229	11,229	11,229	11,229	11,229	11,229
Less: Deferred underwriting commissions	(10,000,000)	(11,500,000)	(7,500,000)	(8,625,000)	(5,000,000)	(5,750,000)	(2,500,000)	(2,875,000)	—	—
Less: overallotment liability	(234,800)	—	(234,800)	—	(234,800)	—	(234,800)	—	(234,800)	—
Less: Amounts paid for redemptions(2)	—	—	(62,500,000)	(71,875,000)	(125,000,000)	$(143,750,000)	(187,500,000)	(215,625,000)	(250,000,000)	(287,500,000)
	$241,063,594	$277,298,394	$181,063,594	$208,298,394	$121,063,594	$139,298,394	$61,063,594	$70,298,394	$1,063,594	$1,298,394
Denominator:
Ordinary shares outstanding prior to this offering	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333
Ordinary shares forfeited if over-allotment is not exercised	(1,250,000)	—	(1,250,000)	—	(1,250,000)	—	(1,250,000)	—	(1,250,000)	—
Class A ordinary shares included in the units offered	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000
Less: Shares subject to redemption	—	—	(6,250,000)	(7,187,500)	(12,500,000)	(14,375,000)	(18,750,000)	(21,562,500)	(25,000,000)	(28,750,000)
	33,333,333	38,333,333	27,083,333	31,145,833	20,833,333	23,958,333	14,583,333	16,770,833	8,333,333	9,583,333

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $700,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $5,000,000 in the aggregate (or up to $5,750,000 if the underwriters’ over-allotment option is exercised in full), payable to the underwriters (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, officers or their affiliates may purchase shares or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”